Janus Henderson Contrarian Fund Investment Strategy - Class A C S I N R T Shares [Member] - Janus Henderson Contrarian Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by primarily investing in equity securities. The Fund normally invests in a portfolio of 35-55 common stocks. Portfolio management seeks to invest in companies where the stock price trades at a significant discount to portfolio management’s estimate of intrinsic value and whose intrinsic value portfolio management believes will grow over time. The Fund is classified as nondiversified, which allows it to hold larger positions in more securities as compared to a fund that is classified as diversified. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may invest in foreign securities. Portfolio management applies a “bottom-up” approach in choosing investments. In other words, portfolio management looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. In conducting the “bottom-up” analysis, portfolio management seeks to identify durable businesses whose stocks are available at market prices below portfolio management’s estimate of their intrinsic value, whose intrinsic value is expected to grow over time, and whose management teams are aligned with shareholders. Portfolio management will generally consider selling a stock when, in portfolio management’s opinion, the business shows declining fundamentals, the stock is overvalued, or if the investing thesis for owning the stock has changed.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.